Debt - Operating Partnership Senior Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Dec. 31, 2017	Sep. 30, 2016	Aug. 31, 2016	Apr. 30, 2016
$1,050 million 5.625% senior notes, due 2024
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,050,000		$ 1,050,000
$500 million 4.50% senior notes, due 2026
Debt Instrument [Line Items]
Aggregate principal amount	500,000		500,000
$350 million 4.50% senior notes, due 2028
Debt Instrument [Line Items]
Aggregate principal amount	$ 350,000		$ 350,000
Operating Partnership Senior Notes | $1,050 million 5.625% senior notes, due 2024
Debt Instrument [Line Items]
Aggregate principal amount						$ 1,050,000
Interest rate						5.625%
Debt instrument redemption price percentage	100.00%
Operating Partnership Senior Notes | $500 million 4.50% senior notes, due 2026
Debt Instrument [Line Items]
Aggregate principal amount					$ 500,000
Interest rate					4.50%
Operating Partnership Senior Notes | $350 million 4.50% senior notes, due 2028
Debt Instrument [Line Items]
Aggregate principal amount				$ 350,000
Interest rate		5.75%		4.50%
Operating Partnership Senior Notes | $750 million 5.75% senior notes due 2027
Debt Instrument [Line Items]
Aggregate principal amount		$ 750,000